Document And Entity Information	12 Months Ended
Dec. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Dec. 31, 2016
Entity Registrant Name	PRUDENTIAL VARIABLE CONTRACT REAL PROPERTY ACCOUNT
Entity Central Index Key	0000846581
Entity Filer Category	Non-accelerated Filer